Consolidated Statement of Partners' Capital - USD ($) $ in Millions	Total	Crestwood Midstream Partners LP	Crestwood Marcellus Midstream LLC	Preferred Units	Preferred Units Crestwood Midstream Partners LP	Preferred Units Crestwood Marcellus Midstream LLC	Limited Partners	Limited Partners Crestwood Midstream Partners LP	Limited Partners Crestwood Marcellus Midstream LLC	Non-Controlling Partners	Non-Controlling Partners Crestwood Midstream Partners LP	Non-Controlling Partners Crestwood Marcellus Midstream LLC	Common Unit Capital	Common Unit Capital Crestwood Midstream Partners LP	Partners' Capital	Partners' Capital Crestwood Midstream Partners LP	Preferred Units, Class A	Preferred Units, Class A Preferred Units	Preferred Units, Class A Limited Partners	Preferred Units, Class A Non-Controlling Partners	Subordinated Units	Common Units	Preferred Units	Preferred Units Preferred Units, Class A
Common Unit, Outstanding at Dec. 31, 2013																					400,000	18,100,000
Balance at Dec. 31, 2013	$ 5,508.6	$ 5,291.3		$ 0.0	$ 0.0		$ 831.6	$ 5,190.3		$ 4,677.0	$ 101.0
Increase (Decrease) in Partners' Capital [Roll Forward]
Increase (Decrease) in Partners' Capital		(15.3)	$ (15.3)		0.0	$ 0.0		(15.3)	$ (10.5)		0.0	$ (4.8)
Issuance of CMLP Class A preferred units	430.5	430.5			430.5			0.0			0.0
Issuance of preferred equity of subsidiary	53.9	53.9		0.0	0.0		0.0	0.0		53.9	53.9
Partners' Capital Account, Units, Unit-based Compensation																						100,000
Proceeds from the issuance of common units																	$ 430.5	$ 0.0	$ 0.0	$ 430.5
Distributions to partners	(399.0)	(470.5)		0.0	0.0		(102.5)	(470.5)		(296.5)	0.0
Unit-based compensation charges	21.3	18.1		0.0	0.0		3.9	18.1		17.4	0.0
Taxes paid for unit-based compensation vesting	(3.9)	(1.6)		0.0	0.0		(2.3)	(1.6)		(1.6)	0.0
Change in fair value of Suburban Propane Partners, L.P. units	(0.5)			0.0			(0.5)			0.0
Other	(0.7)	(0.7)		0.0	0.0		0.1	(0.7)		(0.8)	0.0
Net income (loss)	(10.4)	14.7		0.0	17.2		56.4	(19.3)		(66.8)	16.8
Common Unit, Outstanding at Dec. 31, 2014																					400,000	18,200,000
Balance at Dec. 31, 2014	5,584.5	5,320.4		0.0	447.7		776.2	4,701.0		4,808.3	171.7
Increase (Decrease) in Partners' Capital [Roll Forward]
Partners' Capital Account, Units, Acquisitions																						49,900,000	59,300,000
Issuance of CMLP Class A preferred units	58.8	58.8			58.8			0.0			0.0
Issuance of preferred equity of subsidiary																	$ 58.8	$ 0.0	$ 0.0	$ 58.8
Partners' Capital Account, Exchanges and Conversions	0.0	0.0		529.6	(529.6)		3,294.8	529.6		(3,824.4)	0.0
Partners' Capital Account, Units, Unit-based Compensation																						100,000
Distributions to partners	(405.7)	(819.5)		0.0	0.0		(171.5)	(808.2)		(234.2)	(11.3)
Unit-based compensation charges	19.7	18.1		0.0	0.0		5.7	18.1		14.0	0.0
Taxes paid for unit-based compensation vesting	(3.7)	(2.1)		0.0	0.0		(1.6)	(2.1)		(2.1)	0.0
Change in fair value of Suburban Propane Partners, L.P. units	(2.7)			0.0			(2.7)			0.0
Other	(0.3)			0.0			(0.2)			(0.1)
Net income (loss)	(2,303.7)	(1,410.6)		6.2	23.1		(1,673.1)	(1,456.8)		(636.8)	23.1
Common Unit, Outstanding at Dec. 31, 2015																					400,000	68,200,000
Balance at Dec. 31, 2015	$ 2,946.9	3,165.1		535.8	0.0		2,227.6	2,981.6		183.5	183.5
Preferred units, outstanding at Dec. 31, 2015	60,718,245																						60,700,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred units, issued	60,718,245																							1,400,000
Preferred Stock Dividends, Shares																							5,800,000
Issuance of CMLP Class A preferred units	$ 0.0	0.0
Partners' Capital Account, Units, Unit-based Compensation																						900,000
Distributions to partners	(235.0)	(242.8)		0.0	0.0		(219.8)	(227.6)		(15.2)	(15.2)
Unit-based compensation charges	19.2	19.2		0.0	0.0		19.2	19.2		0.0	0.0
Taxes paid for unit-based compensation vesting	(0.8)	(0.8)		0.0	0.0		(0.8)	(0.8)		0.0	0.0
Change in fair value of Suburban Propane Partners, L.P. units	0.8			0.0			0.8			0.0
Net income (loss)	(192.1)	(197.5)		28.7	0.0		(245.0)	(221.7)		24.2	24.2
Common Unit, Outstanding at Dec. 31, 2016																					400,000	69,100,000
Balance at Dec. 31, 2016	$ 2,539.0	2,743.2		564.5	$ 0.0		$ 1,782.0	$ 2,550.7		192.5	192.5		$ 1,782.0	$ 2,550.7	$ 2,539.0	$ 2,743.2
Preferred units, outstanding at Dec. 31, 2016	66,533,415																						66,500,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred units, issued	66,533,415
Preferred Stock Dividends, Shares	1,538,811																						1,600,000
Partners' Capital Account, Units, Unit-based Compensation																						700,000
Shares Paid for Tax Withholding for Share Based Compensation																						(100,000)
Distributions to partners				0.0						(3.8)	(3.8)		(41.8)	(43.1)	(45.6)	(46.9)
Unit-based compensation charges				0.0						0.0	0.0		7.3	7.3	7.3	7.3
Taxes paid for unit-based compensation vesting				0.0						0.0	0.0		(3.4)	(3.4)	(3.4)	(3.4)
Change in fair value of Suburban Propane Partners, L.P. units	$ (0.4)			0.0						0.0			(0.4)		(0.4)
Other				0.0						0.0			(0.2)		(0.2)
Net income (loss)	(19.4)	(21.4)		17.8						6.1	6.1		(43.3)	(27.5)	(19.4)	(21.4)
Common Unit, Outstanding at Mar. 31, 2017																					400,000	69,700,000
Balance at Mar. 31, 2017	$ 2,477.3	$ 2,678.8		$ 582.3						$ 194.8	$ 194.8		$ 1,700.2	$ 2,484.0	$ 2,477.3	$ 2,678.8
Preferred units, outstanding at Mar. 31, 2017	68,072,226																						68,100,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred units, issued	68,072,226